Schedule of Components of Income Tax Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax recovery at statutory rate	$ (1,103,684)	$ (115,837)	$ 202,836	$ 237,461
Valuation allowance change	1,103,684	115,837	(202,836)	(237,461)
Provision for income taxes